Apr. 30, 2026
International Growth and Income Fund | International Growth and Income Fund - Class 2 Shares
Investment objective
The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in Class 2 shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)	Class 2
Management fee	0.48%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.08
Total annual fund operating expenses	0.81

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$83	$259	$450	$1,002

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in issuers whose securities are listed primarily on exchanges outside the United States, cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and securities held as collateral issued by U.S. issuers. The fund therefore expects to be invested in various (but no fewer than three) countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns

Highest/Lowest quarterly results during this period were: Highest 20.79% (quarter ended December 31, 2020) Lowest -24.72% (quarter ended March 31, 2020)
Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 11/18/08)	35.41%	7.69%	7.81%	8.47%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	8.54